LEASE (Details Narrative) - USD ($)	13 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
LEASE
Lease Commencement Date		Apr. 09, 2019
Lease Expiration Date		Apr. 30, 2029
Finance Lease Obligation		$ 3,656,573
Lease Amortization	$ 237,297
Interest Expense, Lease Liabilities	$ 158,637